Details of Significant Accounts - Common Stock - Additional Information (Details)	1 Months Ended			2 Months Ended		3 Months Ended
	Dec. 31, 2019 USD ($) shares $ / shares	Jul. 31, 2019 shares	Nov. 30, 2018 shares	Jul. 31, 2018 shares	Aug. 31, 2017 shares	Apr. 30, 2019 shares	Nov. 30, 2017 shares	Dec. 31, 2019 TWD ($) $ / shares shares	Oct. 24, 2019 USD ($) $ / shares shares	Oct. 24, 2019 TWD ($) $ / shares shares	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2017 shares	May 31, 2017 $ / shares	May 31, 2017 $ / shares	Dec. 31, 2016 shares	Jul. 31, 2014 $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Total paid-in capital	$ 24,806,000							$ 741,939,000	$ 27,964,000	$ 836,400,000	$ 640,451,000
Authorized Share Capital	66,867,000							2,000,000,000
Additional paid-in capital	$ 24,806,000							$ 741,939,000
Par value per share | (per share)	$ 0.3							$ 10
Maximum number of shares to be issued through private placement	4,711,000							4,711,000
Amount raised through private placement | $								$ 200,000,000
Subscription Price | $ / shares								$ 42.45
Number of shares sold									10,200,000	10,200,000
Offering price per share | (per share)									$ 2.74	$ 82
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares outstanding	74,189,000							74,189,000			64,045,000	56,199,000
Number of shares sold	74,194,000							74,194,000			64,045,000	56,199,000			55,730,000
Restricted Stocks
Disclosure Of Classes Of Share Capital [Line Items]
Subscription Price | (per share)													$ 10	$ 0.3		$ 2,000
Number of shares of employee restricted stocks granted	5,000	33,000	10,000	25,000	15,000	17,600	14,000
American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares sold	3,915,550							3,915,550
Offering price per share | $ / shares	$ 5.80
American Depositary Shares | Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares outstanding	7,831,100							7,831,100
Percentage of shares outstanding	10.55%							10.55%
American Depositary Shares | Common Stock
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares sold	7,831,100							7,831,100
Offering price per share | $ / shares								$ 89.32